Digital Currencies (Details) - Schedule of additional information about digital currencies - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of additional information about digital currencies [Abstract]
Beginning balance		$ 1,539
Utilization of digital currencies to settle service fee		6,457
Gain on use of digital currencies		4,918
Ending balance